Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,445,979	736,769
Common stock, shares outstanding	1,442,512	733,302
Treasury stock	3,467	3,467
Series A Convertible Preferred Stock
Preferred Stock, shares issued	9,000	9,000
Preferred Stock, shares outstanding	9,000	9,000
Liquidation preference (in Dollars)	$ 9	$ 9
Series B Convertible Preferred Stock
Preferred Stock, shares issued	11,000	11,000
Preferred Stock, shares outstanding	11,000	11,000
Liquidation preference (in Dollars)	$ 11	$ 11
Series C Convertible Preferred Stock
Preferred Stock, shares issued	3,500
Preferred Stock, shares outstanding	3,500
Liquidation preference (in Dollars)	$ 3.5